Changes in Equity and Redeemable Noncontrolling Interests	6 Months Ended
Jun. 30, 2020
Federal Home Loan Banks [Abstract]
Changes in Equity and Redeemable Noncontrolling Interests
6. CHANGES IN EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS

	Attributable to Baidu, Inc.
	Ordinary shares		Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Noncontrolling interests	Total shareholders’ equity	Redeemable noncontrolling interests
	Number of shares	Amount
		RMB	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Balances at December 31, 2018	34,934,946	—	33,441	129,246	210	12,139	175,036	716
Net income (loss)	—	—	—	2,085	—	(1,360)	725	—
Other comprehensive income (loss)	—	—	—	—	26	(17)	9	—
Business combinations	—	—	—	—	—	125	125	182
Issuance of shares by the Company’s subsidiaries to noncontrolling interests	—	—	(16)	—	—	239	223	—
Exercise of share-based awards	178,264	—	10		—	—	10	—
Share-based compensation	—	—	2,523	—	—	245	2,768	—
Repurchase and retirement of ordinary shares	(259,142)	—	—	(1,999)	—	—	(1,999)	—
Dividends paid and payable by the Company’s subsidiaries	—	—	—	—	—	(10)	(10)	—
Disposal of subsidiaries’ shares	—	—	—	—	—	(2)	(2)	—
Accretion of redeemable noncontrolling interests	—	—	—	(35)	—	(16)	(51)	51
Equity component of convertible senior notes, net of issuance costs	—	—	559	—	—	429	988	—
Purchase of capped call	—	—	(321)	—	—	(246)	(567)	—

Balances at Jun e 30, 2019 (unaudited)	34,854,068	—	36,196	129,297	236	11,526	177,255	949

	Attributable to Baidu, Inc.
	Ordinary shares		Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Noncontrolling interests	Total shareholders’ equity	Redeemable noncontrolling interests
	Number of shares	Amount
		RMB	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Balances at December 31, 2019	34,582,875	—	38,714	126,268	(1,383)	8,107	171,706	1,109
Cumulative effect of accounting change	—	—	—	(314)	—	(43)	(357)	—
Net income (loss)	—	—	—	3,620	—	(2,510)	1,110	—
Other comprehensive (loss) income	—	—	—	—	(257)	84	(173)	—
Business combinations	—	—	—	—	—	113	113	—
Issuance of shares by the Company’s subsidiaries to noncontrolling interest	—	—	36	—	—	75	111	—
Exercise of share-based awards	209,780	—	2	—	—	—	2	—
Share-based compensation	—	—	3,019	—	—	309	3,328	—
Dividends paid and payable by a subsidiary	—	—	—	—	—	(23)	(23)	—
Accretion of redeemable noncontrolling interests	—	—	—	(46)	—	(18)	(64)	64
Others	—	—	(20)	—	—	20	—	—
Repurchase and retirement of ordinary shares	(685,091)	—	—	(5,130)	—	—	(5,130)	—

Balances at June 30, 2020 (unaudited)	34,107,564	—	41,751	124,398	(1,640)	6,114	170,623	1,173

Balances at June 30, 2020, in US$ (unaudited)	—	—	5,909	17,607	(232)	865	24,149	166

On May 16, 2019, the Company announced a share repurchase program under which the Company proposed to acquire up to an aggregate of US$1.0 billion of its ordinary shares, effective until July 1, 2020 in the open market or through privately negotiated transactions, depending on market conditions and in accordance with applicable rules and regulations.
On May 13, 2020, the Company announced a share repurchase program

(“2020 share repurchase program”)
under which the Company proposed to acquire up to an aggregate of US$1.0 billion of its ordinary shares, effective until July 1, 2021 in the open market or through privately negotiated transactions, depending on market conditions and in accordance with applicable rules and regulations.
 In August, 2020, the board of directors approved a change to the 2020 share repurchase program, increasing the repurchase authorization from US$1 billion to US$3 billion, which is effective through December 31,2022.
The Company repurchased 259,142 and 685,091 Class A ordinary shares from the open market with an aggregate purchase price of US$291 and US$725 million during the six-month
period
s
ended June 30, 2019 and June 30, 2020, respectively. The repurchased shares were cancelled under Cayman Islands law upon repurchase and the difference between the par value and the repurchase price was debited to retained earnings.